SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2021
SEGMENT REPORTING
Summary information by segment for the years
	For the six months ended June 30, 2021 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Tailored job readiness services	Overseas study consulting	Total
Revenue	$1,420,418	$338,003	$66,097	$26,033	$1,850,551
Cost of revenue	(227,653)	(189,601)	(41,057)	(18,416)	(476,727)
Gross profit	1,192,765	148,402	25,040	7,617	1,373,824
Operating expenses	(822,863)	(195,809)	(38,291)	(15,081)	(1,072,044)
Income (loss) from operation	369,902	(47,407)	(13,251)	(7,464)	301,780

Depreciation	8,298	1,974	386	152	10,810
Capital expenditure	2,686	640	125	49	3,500

Total assets	32,463,578	7,725,040	1,510,643	594,983	42,294,244
Total liabilities	$908,443	$216,173	$42,273	$16,650	$1,183,539
	For the six months ended June 30, 2020 (Unaudited)
	Joint education programs	Technological consulting for “smart campus” solutions	Tailored job readiness services	Overseas study consulting	Total
Revenue	$1,264,823	$933,240	$-	$72,725	$2,270,788
Cost of revenue	(263,579)	(1,206,524)	-	(12,412)	1,482,515
Gross profit (loss)	1,001,244	(273,284)	-	60,313	788,273
Operating expenses	(501,901)	(370,324)	-	(28,858)	(901,083)
Income (loss) from operations	499,343	(643,608)	-	31,455	(112,810)

Depreciation and amortization	7,489	4,402	-	343	12,234
Capital expenditure	7,147	5,273	-	411	12,831

Total assets	6,446,412	4,756,435	-	370,657	11,573,504
Total liabilities	$1,006,113	$742,353	$-	$57,850	$1,806,315